Risk Management - Summary of Fair Value Measurement of Liabilities (Details) - At fair value - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	₩ 78,031	₩ 365,119
Level 1
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	0	0
Level 2
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	78,031	365,119
Level 3
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	₩ 0	₩ 0